Equity - Summary of Shares Held By Subsidiaries (Detail) shares in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 TWD ($) shares
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	145,883	145,883	145,883
Shares Held By Subsidiaries, Value	$ 1,959,107	$ 66,097	$ 1,959,107
Fair value [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	$ 5,565,437	$ 187,768	$ 4,821,434
ASE Test Limited [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	88,200	88,200	88,200
Shares Held By Subsidiaries, Value	$ 1,380,721	$ 46,583	$ 1,380,721
ASE Test Limited [member] | Fair value [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	$ 3,364,848	$ 113,524	$ 2,915,026
J & R Holding Limited [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	46,704	46,704	46,704
Shares Held By Subsidiaries, Value	$ 381,709	$ 12,878	$ 381,709
J & R Holding Limited [member] | Fair value [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	$ 1,781,749	$ 60,113	$ 1,543,559
ASE Test, Inc. [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	10,979	10,979	10,979
Shares Held By Subsidiaries, Value	$ 196,677	$ 6,636	$ 196,677
ASE Test, Inc. [member] | Fair value [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	$ 418,840	$ 14,131	$ 362,849